UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.2%
Federal Farm Credit Bank — 0.5%
Federal Farm Credit Bank
3.000%, 03/03/11	$195	$195
Federal Home Loan Bank — 16.8%
Federal Home Loan Bank (DN)
0.168%, 03/07/11	289	289
0.170%, 03/23/11	1,500	1,500
0.130%, 04/20/11	1,500	1,500
0.200%, 05/27/11	800	799
0.180%, 06/15/11	125	125
Federal Home Loan Bank (FRN)
0.180%, 05/26/11	1,000	1,000
0.250%, 06/07/11	1,000	1,000

		6,213
Federal Home Loan Mortgage Corporation — 15.3%
Federal Home Loan Mortgage Corporation (DN)
0.215%, 03/14/11	250	250
0.160%, 03/14/11	400	400
0.190%, 03/15/11	400	400
0.120%, 05/02/11	300	300
0.140%, 05/16/11	1,600	1,599
0.190%, 06/13/11	325	325
0.210%, 06/20/11	1,100	1,099
0.190%, 07/12/11	400	400
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.372%, 03/09/11	500	500
0.363%, 04/01/11	400	400

		5,673
Federal National Mortgage Association — 15.6%
Federal National Mortgage Association (DN)
0.160%, 03/09/11	1,000	1,000
0.130%, 03/17/11	400	400
0.180%, 03/29/11	400	400
0.200%, 04/26/11	300	300
0.180%, 04/27/11	800	800
0.140%, 05/11/11	1,200	1,200
0.140%, 05/18/11	1,300	1,299
1.000%, 07/01/11	402	402

		5,801
Total U.S. Government Agency Obligations (Cost $17,882)		17,882
U.S. TREASURY OBLIGATIONS — 49.9%
U.S. Treasury Bills† — 49.9%
0.070%, 03/03/11	5,000	5,000
0.140%, 03/03/11	3,000	3,000
0.150%, 03/10/11	3,000	3,000
0.150%, 03/17/11	1,000	1,000
0.120%, 03/24/11	3,000	3,000
0.148%, 04/28/11	2,500	2,499
0.100%, 05/19/11	1,000	1,000
Total U.S. Treasury Obligations (Cost $18,499)		18,499

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.8%
AIM Government & Agency Portfolio	689,351	$689
Total Money Market Fund (Cost $689)		689
TOTAL INVESTMENTS — 99.9% (Cost $37,070)*		37,070
Other Assets & Liabilities — 0.1%		25
TOTAL NET ASSETS — 100.0%		$37,095

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 8.

See Notes to Schedules of Investments
1

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Money Market Fund	$689	$ –	$–	$ 689
U.S. Government Agency Obligations	–	17,882	–	17,882
U.S. Treasury Obligations	–	18,499	–	18,499

Total Assets – Investments in Securities	$689	$36,381	$–	$37,070

See Notes to Schedules of Investments
2

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.4%
Automotive — 1.4%
Honda Auto Receivables Owner Trust, Series
2011-1, Cl A1
0.325%, 03/15/12	$9,000	$9,000
Mercedes-Benz Auto Lease Trust, Series
2011-1A, Cl A1
0.308%, 03/15/12 144A	4,000	4,000
Total Asset Backed Securities (Cost $13,000)		13,000
BANK NOTE — 2.0%
Banks — 2.0%
Goldman Sachs Promissory Note
0.300%, 05/05/11 (A)	18,000	18,000
Total Bank Note (Cost $18,000)		18,000
CERTIFICATES OF DEPOSIT — 5.0%
Yankee — 5.0%
Bank of Nova Scotia NY
0.270%, 03/07/11	8,000	8,000
Credit Suisse NY
0.250%, 04/21/11	10,000	9,997
Deutsche Bank NY
0.300%, 04/13/11	6,000	6,000
Nordea Bank Finland NY
0.280%, 04/14/11	5,000	5,000
Svenska Handelsbanken NY
0.280%, 03/10/11	5,000	5,000
0.285%, 04/13/11	8,000	8,000
0.280%, 04/25/11	4,000	4,000
Total Certificates of Deposit (Cost $45,997)		45,997
ASSET BACKED COMMERCIAL PAPER† — 17.1%
Financial Services — 17.1%
Alpine Securitization
0.220%, 03/14/11	6,000	6,000
0.250%, 04/04/11	11,000	10,997
Barton Capital
0.210%, 03/16/11	9,000	8,999
Fairway Finance LLC
0.230%, 03/23/11	18,500	18,497
FCAR Owner Trust
0.240%, 03/15/11	11,000	10,999
Jupiter Securitization LLC
0.240%, 03/09/11	9,000	9,000
0.240%, 03/24/11	12,000	11,998
Liberty Street Funding LLC
0.230%, 03/18/11	8,000	7,999
0.230%, 03/25/11	10,000	9,998
Old Line Funding LLC
0.210%, 03/08/11	4,000	4,000
Sheffield Receivables
0.240%, 03/02/11	4,500	4,500
0.230%, 03/09/11	5,000	5,000
0.240%, 03/14/11	10,000	9,999
Starbird Funding
0.200%, 03/01/11	5,000	5,000
0.250%, 03/01/11	5,000	5,000

	Par (000)	Value (000)
Straight-A Funding LLC
0.230%, 03/03/11	$10,000	$10,000
Variable Funding Capital LLC
0.250%, 03/09/11	4,500	4,500
0.230%, 03/21/11	13,500	13,498

		155,984
Total Asset Backed Commercial Paper (Cost $155,984)		155,984
COMMERCIAL PAPER† — 30.5%
Banks — 19.4%
Bank of America NA
0.240%, 03/18/11	3,500	3,499
Barclays US Funding
0.300%, 03/01/11	4,250	4,250
0.361%, 05/10/11	4,250	4,247
BNP Paribas Finance
0.310%, 03/14/11	10,000	9,999
0.310%, 03/21/11	8,000	7,999
Canadian Imperial Bank
0.250%, 03/10/11	5,000	5,000
Commonwealth Bank Australia
0.270%, 05/02/11	9,000	8,996
0.250%, 05/17/11	4,000	3,998
0.300%, 08/19/11	5,000	5,000
Deutsche Bank Financial LLC
0.270%, 03/11/11	4,500	4,500
0.270%, 04/04/11	10,000	9,997
DnB NOR ASA
0.580%, 03/21/11	5,000	5,001
0.240%, 04/29/11	6,000	5,998
HSBC USA
0.250%, 05/02/11	5,000	4,998
0.240%, 05/25/11	13,000	12,993
JPMorgan Chase
0.230%, 03/21/11	9,000	8,999
National Australia Funding Delaware
0.245%, 04/01/11	5,000	4,999
Nordea North America
0.290%, 03/17/11	4,500	4,499
Rabobank USA Financial
0.270%, 04/12/11	8,000	7,997
0.290%, 05/05/11	5,000	4,997
0.290%, 06/03/11	8,000	7,994
Societe Generale North America
0.220%, 03/10/11	9,000	8,999
0.250%, 03/28/11	9,000	8,998
Toronto Dominion Bank
0.300%, 03/08/11	9,000	9,000
Toronto Dominion Holdings USA
0.240%, 04/18/11	9,000	8,997
Westpac Banking
0.320%, 05/10/11	5,000	4,997

		176,951
Consumer Staples — 0.6%
Procter & Gamble
0.240%, 04/07/11	5,000	4,999
Financial Services — 4.3%
American Honda Finance
0.240%, 03/02/11	5,000	5,000

See Notes to Schedules of Investments
3

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2011 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Financial Services — continued
0.240%, 03/17/11	$5,150	$5,150
General Electric Capital Services
0.250%, 04/12/11	7,000	6,998
PACCAR Financial
0.260%, 03/07/11	5,000	5,000
Toyota Motor Credit
0.260%, 04/13/11	9,000	8,997
0.200%, 04/28/11	8,000	7,997

		39,142
Healthcare — 2.4%
Abbott Laboratories
0.180%, 04/26/11	4,050	4,049
Catholic Health Initiatives
0.300%, 03/04/11	2,137	2,137
0.280%, 04/04/11	4,000	4,000
0.320%, 06/01/11	12,000	12,000

		22,186
Insurance — 1.1%
New York Life Capital
0.200%, 03/01/11	6,000	6,000
0.220%, 04/19/11	4,000	3,999

		9,999
Sovereign Agency — 2.7%
European Investment Bank
0.300%, 03/25/11	7,000	6,999
Kreditanstalt Fur Wiederaufbau
0.200%, 04/25/11	8,000	7,997
Kreditanstalt Fur Wiederaufbau International Finance
0.260%, 04/14/11	10,000	9,997

		24,993
Total Commercial Paper (Cost $278,270)		278,270
CORPORATE BONDS — 2.4%
Banks — 1.9%
Wells Fargo (FRN) (MTN)
0.961%, 08/29/11	8,000	8,027
Westpac Banking (FRN)
0.303%, 03/02/11 144A	5,000	5,000
0.324%, 07/29/11 144A	4,000	4,000

		17,027
Financial Services — 0.5%
General Electric Capital (FRN) (MTN)
0.383%, 08/15/11	5,000	5,002
Total Corporate Bonds (Cost $22,029)		22,029
FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN)
0.343%, 06/02/11 (A)	9,000	9,000
Total Funding Agreement (Cost $9,000)		9,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 11.8%
Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-2 (VRDN)
0.200%, 07/01/37	$10,000	$10,000
Massachusetts — 1.0%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.170%, 07/01/35	9,000	9,000
Mississippi — 1.2%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN)
0.170%, 12/01/30	11,000	11,000
North Carolina — 1.6%
University of North Carolina at Chapel Hill (TECP)
0.270%, 05/04/11	14,000	14,000
Ohio — 2.3%
Ohio State (GO) Series B (VRDN)
0.220%, 03/15/25	4,740	4,740
Ohio State University (RB) Series B (VRDN)
0.220%, 12/01/28	16,020	16,020

		20,760
Rhode Island — 1.6%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.230%, 09/01/43	14,790	14,790
Texas — 3.0%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.240%, 03/15/35	14,500	14,500
University of Texas (RB) Series B (VRDN)
0.180%, 08/01/39	13,000	13,000

		27,500
Total Municipal Securities (Cost $107,050)		107,050
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Farm Credit Bank — 1.9%
Federal Farm Credit Bank (FRN)
0.353%, 05/18/11	5,000	5,002
0.400%, 06/01/11	3,750	3,750
0.247%, 08/23/11	9,000	9,000

		17,752
Federal Home Loan Bank — 3.2%
Federal Home Loan Bank
0.350%, 04/01/11	5,000	5,000
Federal Home Loan Bank (FRN)
0.280%, 10/20/11	9,000	9,000
0.290%, 12/16/11	15,000	15,000

		29,000

See Notes to Schedules of Investments
4

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 2.6%
Federal Home Loan Mortgage Corporation
5.125%, 04/18/11	$8,000	$8,052
Federal Home Loan Mortgage Corporation (DN)
0.270%, 06/21/11	9,000	8,992
0.235%, 08/29/11	6,272	6,264

		23,308
Federal National Mortgage Association — 2.2%
Federal National Mortgage Association (DN)
1.000%, 07/01/11	18,000	17,983
0.220%, 07/14/11	2,007	2,005

		19,988
Total U.S. Government Agency Obligations (Cost $90,048)		90,048
U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bill† — 2.2%
0.280%, 12/15/11	20,000	19,956
U.S. Treasury Notes — 3.3%
1.125%, 12/15/11	10,000	10,067
1.000%, 12/31/11	10,000	10,058
0.750%, 11/30/11	10,000	10,036
Total U.S. Treasury Obligations (Cost $50,117)		50,117

	Number of Shares
MONEY MARKET FUND — 2.3%
AIM STIT Liquid Assets Portfolio	20,840,098	20,840
Total Money Market Fund (Cost $20,840)		20,840
AFFILIATED MONEY MARKET FUND — 3.3%
BlackRock Liquidity Funds TempFund Portfolio††	30,000,000	30,000
Total Affiliated Money Market Fund (Cost $30,000)		30,000

	Par (000)
REPURCHASE AGREEMENTS — 8.6%
Bank of America Securities LLC
0.190% (dated 02/28/11, due 03/01/11, repurchase price $9,000,048, collateralized by Federal National Mortgage Association Bond, 5.500%, due 12/01/38, total market value $9,180,001)	$9,000	9,000
Deutsche Bank Securities
0.180% (dated 02/28/11, due 03/01/11, repurchase price $8,000,040, collateralized by Government National Mortgage Association Bond, 5.500%, due 02/20/36, total market value $8,160,000)	8,000	8,000

	Par (000)	Value (000)
Goldman Sachs
0.210% (dated 02/28/11, due 03/01/11, repurchase price $11,000,061, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 4.000% to 6.500%, due 03/01/23 to 02/01/41, total market value $11,220,000)	$11,000	$11,000
Goldman Sachs (TLGP)
0.210% (dated 02/28/11, due 03/01/11, repurchase price $11,000,064, collateralized by JPMorgan Chase, 2.125% to 2.200%, due 06/15/12 to 06/22/12, total market value $11,220,001)	11,000	11,000
Greenwich Capital (TLGP)
0.200% (dated 02/28/11, due 03/01/11, repurchase price $17,000,094, collateralized by Citigroup Funding (TLGP), 1.875%, due 11/15/12, total market value $17,340,054)	17,000	17,000
JPMorgan Securities
0.190% (dated 02/28/11, due 03/01/11, repurchase price $6,000,032, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 3.279% to 3.687%, due 09/01/40 to 03/01/41, total market value $6,124,143)	6,000	6,000
UBS Securities LLC
0.200% (dated 02/28/11, due 03/01/11, repurchase price $16,000,089, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes and Federal National Mortgage Association Variable Rate Notes, 2.060% to 5.776%, due 03/01/24 to 04/01/40, total market value $16,320,000)	16,000	16,000
Total Repurchase Agreements (Cost $78,000)		78,000
TOTAL INVESTMENTS — 100.8% (Cost $918,335)*		918,335
Other Assets & Liabilities — (0.8)%		(7,454)
TOTAL NET ASSETS — 100.0%		$910,881

See Notes to Schedules of Investments
5

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2011 (Unaudited)

*	Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

††	See Note 2 in Notes to Schedule of Investments.
(A)	Illiquid Security. Total market value of illiquid securities is $27,000 (000) and represents 3.0% of net assets as of February 28, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $13,000 (000) and represents 1.4% of net assets as of February 28, 2011.

Please see Investment Abbreviations and Definitions on Page 8.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$30,000	$ –	$–	$ 30,000
Asset Backed Commercial Paper	–	155,984	–	155,984
Asset Backed Securities	–	13,000	–	13,000
Bank Note	–	18,000	–	18,000
Certificates of Deposit	–	45,997	–	45,997
Commercial Paper	–	278,270	–	278,270
Corporate Bonds	–	22,029	–	22,029
Funding Agreement	–	9,000	–	9,000
Money Market Fund	20,840	–	–	20,840
Municipal Securities	–	107,050	–	107,050
Repurchase Agreements	–	78,000	–	78,000
U.S. Government Agency Obligations	–	90,048	–	90,048
U.S. Treasury Obligations	–	50,117	–	50,117

Total Assets – Investments in Securities	$50,840	$867,495	$–	$918,335

See Notes to Schedules of Investments
6

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. Treasury Bills† — 97.4%
U.S. Treasury Bills — 97.4%
0.074%, 03/03/11	$1,100	$1,100
0.108%, 03/03/11	2,000	2,000
0.145%, 03/10/11	1,600	1,600
0.150%, 03/10/11	1,500	1,500
0.130%, 03/17/11	1,400	1,400
0.138%, 03/17/11	1,500	1,500
0.120%, 03/24/11	2,000	2,000
0.135%, 03/24/11	1,500	1,500
0.133%, 03/31/11	1,500	1,500
0.138%, 04/07/11	1,000	1,000
0.143%, 04/14/11	1,000	1,000
0.105%, 04/21/11	1,300	1,300
0.150%, 05/05/11	1,000	999
0.100%, 05/19/11	1,100	1,100
0.106%, 06/02/11	1,100	1,099
0.135%, 06/09/11	1,100	1,099
Total U.S. Treasury Obligations (Cost $21,697)		21,697

	Number of Shares
MONEY MARKET FUND — 2.5%
Federated U.S. Treasury Cash Reserve Money
Market Fund	559,776	560
Total Money Market Fund (Cost $560)		560
TOTAL INVESTMENTS — 99.9% (Cost $22,257)*		22,257
Other Assets & Liabilities — 0.1%		21
TOTAL NET ASSETS — 100.0%		$22,278

*	Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 8.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Money Market Fund	$560	$ –	$–	$ 560
U.S. Treasury Obligations	–	21,697	–	21,697

Total Assets – Investments in Securities	$560	$21,697	$–	$22,257

See Notes to Schedules of Investments
7

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

February 28, 2011 (Unaudited)

Cl — Class
DN — Discount Note
FRN —

Floating Rate Note: the rate shown is the rate in effect on February 28, 2011, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO —	General Obligation
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
TLGP — Temporary Liquidity Guarantee Program
VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2011, and the date shown is the final maturity date, not the next reset or put date.

8

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2011 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on May 18, 1993. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

1. Significant Accounting Policies

Investment Valuation

The investments of the Funds, other than investments in other money market funds, are valued at amortized cost. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees of the Trust (the “Board”). No such investments held on February 28, 2011 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Investment Trusts – investments in open-end mutual funds which are valued at their closing net asset value.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair value of investments.

9

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2011 (Unaudited)

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

The Funds did not have any significant transfers between Level 1 and Level 2 during the fiscal nine months ended February 28, 2011.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2011 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for purposes of preparing the Schedules of Investments.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

2. Affiliated Fund

The PNC Financial Services Group, Inc., the indirect parent company of PNC Capital Advisors, LLC, the investment adviser (the “Adviser”) to the Trust, owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedules of Investments. The were no purchases and sales of BlackRock Funds for the fiscal nine months ended February 28, 2011.

3. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded.

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Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/26/2011

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date 4/26/2011

* Print the name and title of each signing officer under his or her signature.